SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A ordinary shares subject to possible redemption reflected on the balance sheet

Gross proceeds from IPO	$143,750,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Remeasurement of carrying value to redemption value	10,115,561
Class A ordinary shares subject to possible redemption, December 31, 2021	143,750,000
Remeasurement of carrying value to redemption value	607,177
Class A ordinary shares subject to possible redemption, September 30, 2022	$144,357,177

As of December 31, 2021, Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

For the
Period from
February 26,
2021
(Inception)
Through
December 31,
2021
Gross proceeds	$143,750,000
Less:
Offering costs allocated to Class A common stock subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Re-measurement of carrying value to redemption value	10,115,561
Class A common stock subject to possible redemption	$143,750,000

Reconciliation of Net Loss per Common Share

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2022		September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(504,750)	$(126,188)	$(1,412,979)	$(353,245)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	14,375,000	3,593,750	14,375,000	3,593,750
Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)	$(0.10)	$(0.10)

	For the Three Months Ended		For the Period from February 26, 2021 (Inception)
	September 30, 2021		Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(115,500)	$(29,150)	$(98,373)	$(58,628)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	14,239,458	3,593,750	6,029,974	3,593,750
Basic and diluted net loss per ordinary share	$(0.01)	$(0.01)	$(0.02)	$(0.02)

	For the Period from February 26, 2021 (Inception)
	Through December 31, 2021
	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of loss, as adjusted	$(595,283)	$(246,016)
Denominator:
Basic and diluted weighted average shares outstanding	8,695,747	3,593,750
Basic and diluted loss per common share	$(0.07)	$(0.07)